Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Brazil — 40.8%
Ambev SA, ADR	9,507,143	$26,620,001
B3 SA - Brasil, Bolsa, Balcao	13,213,690	26,313,529
Banco do Brasil SA	3,090,331	15,972,042
BRF SA, ADR(a)(b)	1,066,736	4,362,950
CCR SA	2,391,290	4,964,546
Localiza Rent a Car SA	1,276,082	12,107,149
Lojas Renner SA	2,133,263	9,231,993
Magazine Luiza SA	5,910,209	7,618,155
Natura & Co. Holding SA(a)	1,816,710	8,377,028
Pagseguro Digital Ltd., Class A(a)(b)	434,574	11,394,530
Petroleo Brasileiro SA, ADR	4,013,315	44,066,199
Rede D’Or Sao Luiz SA(c)	1,604,443	12,886,781
StoneCo Ltd., Class A(a)(b)	492,279	8,299,824
Vale SA, ADR	8,890,856	124,649,801
WEG SA	3,168,743	18,664,394
		335,528,922
Chile — 6.4%
Banco de Chile	93,808,788	7,326,345
Banco Santander Chile, ADR	334,625	5,451,041
Cencosud SA	2,896,389	4,844,313
Empresas CMPC SA	2,367,614	3,968,254
Empresas COPEC SA	730,798	5,649,103
Enel Americas SA, ADR(b)	831,278	4,522,152
Falabella SA	1,565,994	5,107,861
Sociedad Quimica y Minera de Chile SA, ADR	308,058	15,535,365
		52,404,434
Colombia — 2.4%
Bancolombia SA, ADR	244,070	7,710,171
Ecopetrol SA, ADR	532,855	6,868,501
Interconexion Electrica SA ESP	953,656	5,247,293
		19,825,965
Mexico — 27.6%
America Movil SAB de CV, Series L, NVS	49,261,700	52,183,648
Cemex SAB de CV, NVS(a)(b)	32,651,315	22,309,194
Fibra Uno Administracion SA de CV	6,404,800	6,769,059
Fomento Economico Mexicano SAB de CV	3,962,400	30,831,460
Grupo Financiero Banorte SAB de CV, Class O	5,286,600	34,344,633
Grupo Mexico SAB de CV, Series B	6,716,900	29,291,202
Grupo Televisa SAB, CPO	5,459,000	10,277,866
Wal-Mart de Mexico SAB de CV	10,922,600	40,590,004
		226,597,066
Peru — 3.4%
Credicorp Ltd.	136,399	16,650,226
Security	Shares	Value

Peru (continued)
Southern Copper Corp	183,446	$11,320,453
		27,970,679
Total Common Stocks — 80.6%
(Cost: $821,867,158)		662,327,066

Preferred Stocks

Brazil — 18.7%
Banco Bradesco SA, Preference Shares, ADR	10,458,142	35,766,846
Gerdau SA, Preference Shares, ADR	2,471,972	12,162,102
Itau Unibanco Holding SA, Preference Shares, ADR	10,452,415	39,196,556
Itausa SA, Preference Shares, NVS	10,253,361	16,399,273
Petroleo Brasileiro SA, Preference Shares, ADR	4,954,245	50,087,417
		153,612,194
Total Preferred Stocks — 18.7%
(Cost: $273,594,588)		153,612,194

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	23,019,777	23,026,683
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,070,000	2,070,000
		25,096,683
Total Short-Term Investments — 3.0%
(Cost: $25,087,845)		25,096,683

Total Investments in Securities — 102.3%
(Cost: $1,120,549,591)		841,035,943

Other Assets, Less Liabilities — (2.3)%		(19,230,313)

Net Assets — 100.0%		$821,805,630

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,526,143	$—	$(31,486,683	)(a)	$(8,832)	$(3,945)	$23,026,683	23,019,777	$561,779	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,240,000	—	(5,170,000	)(a)	—	—	2,070,000	2,070,000	202		—
					$(8,832)	$(3,945)	$25,096,683		$561,981		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	66	03/18/22	$1,733	$40,153
MSCI Brazil Index	86	03/18/22	3,594	33,218
				$73,371

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$533,617,811	$128,709,255	$—	$662,327,066
Preferred Stocks	137,212,921	16,399,273	—	153,612,194
Money Market Funds	25,096,683	—	—	25,096,683
	$695,927,415	$145,108,528	$—	$841,035,943
Derivative financial instruments(a)
Assets
Futures Contracts	$73,371	$—	$—	$73,371

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

3